May 26, 2017

Canterbury Portfolio Thermostat Fund

Institutional Shares – CAPTX

Investor Shares – CAPPX

A series of the Capitol Series Trust

Supplement to Statement of Additional Information,

dated April 11, 2016, as amended

The Statement of Additional Information, dated April 11, 2016, as amended, of the Canterbury Portfolio Thermostat Fund (the “Fund”) is hereby amended to reflect the updated information as detailed below.

Please replace the first paragraph under the sub-heading “General Information” in the section titled “Trustees and Officers” on page 45 of the Fund’s SAI with the following:

The Board supervises the business activities of the Trust and is responsible for protecting the interests of shareholders. The Chairman of the Board is Robert G. Dorsey, who is an “interested person” of the Trust (“Interested Trustee”), as that term is defined under the 1940 Act. No Independent Trustees have been designated as a lead Independent Trustee.

Please replace the “Interested Trustee Background,” “Independent Trustee Background” and “Officers” information in the section titled “Trustees and Officers” on pages 45 - 47 of the Fund’s SAI with the following:

Interested Trustee Background. The following table provides information regarding the Interested Trustee.

Name, Address, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Robert G. Dorsey* Age: 60 CHAIRMAN OF THE BOARD AND TRUSTEE Began Serving: March 2017

Principal Occupation(s): President and Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC (1999 to present); Interested Trustee of Ultimus Managers Trust (February 2012 to present).

Previous Position(s): President of Ultimus Managers Trust (June 2012 to October 2013).

*	Mr. Dorsey is considered an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act because of his relationship with the Trust’s administrator, transfer agent, and distributors.

1

Independent Trustee Background. The following table provides information regarding the Independent Trustees.

Name, Address, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Walter B. Grimm Age: 71 TRUSTEE Began Serving: November 2013	Principal Occupations(s): President, Leigh Management Group, LLC (consulting firm) (October 2005 to present); Chief Financial Officer, East West Private, LLC (consulting firm) (March 2009 to present).

Mary M. Morrow Age: 59 TRUSTEE Began Serving: November 2013

Principal Occupations(s): Chief Operating Officer, Pennsylvania Health and Wellness (fully owned subsidiary of Centene Corporation) (November 2016 to present).

Previous Position(s): Vice President, Strategic Initiatives, Gateway Heath (January 2015 to November 2016); Consulting Practice Manager, DST Health Solutions (August 2010 to January 2015); Director, Service and Client Relations, EBDS (August 2008 – May 2009); Independent Consultant, Healthcare Servicing May 2009 – August 2010).

Officers. The following table provides information regarding the Officers.

Name, Address, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Matthew J. Miller Age: 41 CHIEF EXECUTIVE OFFICER AND PRESIDENT Began Serving: September 2013

Principal Occupation(s): Assistant Vice President, Relationship Management, Ultimus Fund Solutions, LLC (December 2015 to present); Vice President, Valued Advisers Trust (December 2011 to present).

Previous Position(s): Vice President, Relationship Management, Huntington Asset Services, Inc. (n/k/a Ultimus Asset Services, LLC) (2008 to December 2015); Vice President, The Huntington Funds (February 2010 to April 2015); Vice President, Transfer Agency Operations, Huntington Asset Services, Inc. (2002 to 2008); Employed in various positions with Huntington Asset Services, Inc. (July 1998 to 2002).

Zachary P. Richmond Age: 36 TREASURER AND CHIEF FINANCIAL OFFICER Began Serving: August 2014

Principal Occupation(s): Assistant Vice President, Associate Director of Financial Administration, Ultimus Fund Solutions, LLC (December 2015 to present); Treasurer and Chief Financial Officer, Unified Series Trust (August 2014 to present); Treasurer and Chief Financial Officer, Commonwealth International Series Trust (September 2015 to present).

Previous Position(s): Assistant Vice President, Fund Administration, Huntington Asset Services, Inc. (n/k/a Ultimus Asset Services, LLC) (January 2011 to December 2015); Assistant Treasurer, Unified Series Trust (2011 to August 2014); Supervisor, Citi Fund Services Ohio, Inc. (2007 to 2011).

2

Name, Address, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships

John C. Swhear Age: 55 CHIEF COMPLIANCE OFFICER Began Serving: September 2013

Principal Occupation(s): Assistant Vice President, Associate Director of Fund Administration, Ultimus Fund Solutions, LLC (May 2017 to present); Chief Compliance Officer of Unified Financial Securities, LLC (the Distributor) (December 2015 to present); President of the Unified Series Trust (March 2012 to present); and Chief Compliance Officer, Anti-Money Laundering Officer and Vice President of Valued Advisers Trust (August 2008 to present to present).

Previous Position(s): Associate Director of Compliance, Ultimus Fund Solutions, LLC (December 2015 to May 2017); Director, Huntington Asset Services, Inc. (n/k/a Ultimus Asset Services, LLC) (July 2014 to December 2015); Vice President of Legal Administration and Compliance, Huntington Asset Services, Inc. (April 2007 to December 2015); Chief Compliance Officer and Director of Unified Financial Securities, Inc. (n/k/a Unified Financial Securities, LLC) (July 2014 to December 2015); Secretary, The Huntington Funds (April 2010 to February 2012); President and Chief Executive Officer of Dreman Contrarian Funds (March 2010 to March 2011); Vice President (2007 to March 2010) and Acting Chief Executive Officer (March 2008 to March 2010), Dreman Contrarian Funds; Senior Vice President, Unified Series Trust (May 2007 to March 2012).

Stacey Havens Age: 51 VICE PRESIDENT Began Serving: September 2013

Principal Occupation(s): Assistant Vice President, Relationship Management, Ultimus Fund Solutions, LLC (December 2015 to present).

Previous Position(s): Vice President, Huntington Asset Services, Inc. (n/k/a Ultimus Asset Services, LLC) (July 1993 to December 2015).

Tiffany R. Franklin Age: 41 SECRETARY Began Serving: December 2015

Principal Occupation(s): Senior Paralegal, Ultimus Fund Solutions, LLC (December 2015 to present); Secretary, The Huntington Funds (December 2015 to present); Secretary, Huntington Strategy Shares (December 2015 to present).

Previous Position(s): Paralegal, Huntington Asset Services, Inc. (n/k/a Ultimus Asset Services, LLC) (April 2012 to December 2015); Assistant Secretary, Capitol Series Trust (September 2013 to December 2015); Assistant Secretary, The Huntington Funds, (November 2012 to December 2015); Assistant Secretary, Huntington Strategy Shares (November 2012 to December 2015); Florida Registered Paralegal, Anton Legal Group (February 2007 to June 2011); previously employed as a Paralegal in various capacities for private practice law firms in Indiana.

3

Please replace the second paragraph referencing information for R. Jeffrey Young under the sub-heading “Qualifications of the Trustees” in the section titled “Trustees and Officers” on page 47 of the Fund’s SAI with the following:

Robert G. Dorsey – Mr. Dorsey is a co-founder of Ultimus Fund Solutions, LLC (“Ultimus”) and Ultimus Fund Distributors, LLC. He has served as President and Managing Director of both since their founding in 1999. He has over 30 years of experience in the mutual fund servicing industry. Mr. Dorsey holds a B.S. from Christian Brothers University and is a Certified Public Accountant (inactive). Mr. Dorsey has been a Trustee and Chairman of the Board since March 2017.

Please replace the second paragraph under the sub-heading “Risk Management” in the section titled “Trustees and Officers” on page 48 of the Fund’s SAI with the following:

The Board has structured itself in a manner that it believes allows it to effectively perform its oversight function. The Board is comprised of two Independent Trustees – Mr. Walter Grimm and Ms. Mary Morrow – and one Interested Trustee – Mr. Robert G. Dorsey. Accordingly, two-thirds of the members of the Board are Independent Trustees and are not affiliated with any investment adviser to the Trust or their respective affiliates or other service providers to the Trust or any Trust series. The Board has established three standing committees, an Audit Committee, a Nominating Committee and a Valuation Committee, which are discussed in greater detail below. Each of the Audit Committee, Nominating Committee and Valuation Committee are comprised entirely of Independent Trustees.

Please replace the Interested Trustee information under the sub-heading “Trustee Ownership of Shares of a Fund and of the Fund Complex” in the section titled “Trustees and Officers” on page 50 of the Fund’s SAI with the following:

Trustee	Dollar Range of the Fund’s Shares	Aggregate Dollar Range of Shares of All Series Within the Trust**
Interested Trustee
Robert G. Dorsey	None	None

Please replace the Interested Trustee compensation information under the sub-heading “Trustee Ownership of Shares of a Fund and of the Fund Complex” in the section titled “Trustees and Officers” on page 50 of the Fund’s SAI with the following:

Trustee	Compensation from the Fund	Total Compensation From Trust
Interested Trustee
Robert G. Dorsey	None	None

Please replace the last sentence of the second paragraph under the sub-heading “Distribution Plan – Retail Shares” in the section titled “Distributor” on page 60 of the Fund’s SAI with the following:

Mr. Dorsey may be deemed to have an interest in the operations of the Plan as a Principal of the Distributor.

4

Further Information

For further information, please contact the Fund toll-free at 1-844-838-2121. You may also obtain additional copies of the Fund’s Prospectus and Statement of Additional Information, free of charge, by writing to the Fund c/o Ultimus Asset Services, LLC at P.O. Box 46707, Cincinnati, Ohio 45246-0707, by calling the Fund toll-free at the number above, or by visiting the Fund’s website at www.canterburyfunds.com.

5

May 26, 2017

First Security Municipal Bond Fund

Institutional Shares – FIFSx

A Shares – FSARx

A series of Capitol Series Trust

Supplement to the Statement of Additional Information dated August 29, 2016, as Amended

The Statement of Additional Information (“SAI”), dated August 29, 2016, of the First Security Municipal Bond Fund (the “Fund”) is hereby amended to reflect the updated information that follows.

Please replace the first paragraph under the sub-heading “General Information” in the section titled “Trustees and Officers” on page 23 of the Fund’s SAI with the following:

The Board supervises the business activities of the Trust and is responsible for protecting the interests of shareholders. The Chairman of the Board is Robert G. Dorsey, who is an “interested person” of the Trust (“Interested Trustee”), as that term is defined under the 1940 Act. No Independent Trustees have been designated as a lead Independent Trustee.

Please replace the “Interested Trustee Background,” “Independent Trustee Background” and “Officers” information in the section titled “Trustees and Officers” on pages 23 - 25 of the Fund’s SAI with the following:

Interested Trustee Background. The following table provides information regarding the Interested Trustee.

Name, Address, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Robert G. Dorsey* Age: 60 CHAIRMAN OF THE BOARD AND TRUSTEE Began Serving: March 2017

Principal Occupation(s): President and Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC (1999 to present); Interested Trustee of Ultimus Managers Trust (February 2012 to present).

Previous Position(s): President of Ultimus Managers Trust (June 2012 to October 2013).

*	Mr. Dorsey is considered an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act because of his relationship with the Trust’s administrator, transfer agent, and distributors.

1

Independent Trustee Background. The following table provides information regarding the Independent Trustees.

Name, Address, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Walter B. Grimm Age: 71 TRUSTEE Began Serving: November 2013	Principal Occupations(s): President, Leigh Management Group, LLC (consulting firm) (October 2005 to present); Chief Financial Officer, East West Private, LLC (consulting firm) (March 2009 to present).

Mary M. Morrow Age: 59 TRUSTEE Began Serving: November 2013

Principal Occupations(s): Chief Operating Officer, Pennsylvania Health and Wellness (fully owned subsidiary of Centene Corporation) (November 2016 to present).

Previous Position(s): Vice President, Strategic Initiatives, Gateway Heath (January 2015 to November 2016); Consulting Practice Manager, DST Health Solutions (August 2010 to January 2015); Director, Service and Client Relations, EBDS (August 2008 – May 2009); Independent Consultant, Healthcare Servicing May 2009 – August 2010).

Officers. The following table provides information regarding the Officers.

Name, Address, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Matthew J. Miller Age: 41 CHIEF EXECUTIVE OFFICER AND PRESIDENT Began Serving: September 2013

Principal Occupation(s): Assistant Vice President, Relationship Management, Ultimus Fund Solutions, LLC (December 2015 to present); Vice President, Valued Advisers Trust (December 2011 to present).

Previous Position(s): Vice President, Relationship Management, Huntington Asset Services, Inc. (n/k/a Ultimus Asset Services, LLC) (2008 to December 2015); Vice President, The Huntington Funds (February 2010 to April 2015); Vice President, Transfer Agency Operations, Huntington Asset Services, Inc. (2002 to 2008); Employed in various positions with Huntington Asset Services, Inc. (July 1998 to 2002).

Zachary P. Richmond Age: 36 TREASURER AND CHIEF FINANCIAL OFFICER Began Serving: August 2014

Principal Occupation(s): Assistant Vice President, Associate Director of Financial Administration, Ultimus Fund Solutions, LLC (December 2015 to present); Treasurer and Chief Financial Officer, Unified Series Trust (August 2014 to present); Treasurer and Chief Financial Officer, Commonwealth International Series Trust (September 2015 to present).

Previous Position(s): Assistant Vice President, Fund Administration, Huntington Asset Services, Inc. (n/k/a Ultimus

2

Name, Address, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Asset Services, LLC) (January 2011 to December 2015); Assistant Treasurer, Unified Series Trust (2011 to August 2014); Supervisor, Citi Fund Services Ohio, Inc. (2007 to 2011).

John C. Swhear Age: 55 CHIEF COMPLIANCE OFFICER Began Serving: September 2013

Principal Occupation(s): Assistant Vice President, Associate Director of Fund Administration, Ultimus Fund Solutions, LLC (May 2017 to present); Chief Compliance Officer of Unified Financial Securities, LLC (the Distributor) (December 2015 to present); President of the Unified Series Trust (March 2012 to present); and Chief Compliance Officer, Anti-Money Laundering Officer and Vice President of Valued Advisers Trust (August 2008 to present to present).

Previous Position(s): Associate Director of Compliance, Ultimus Fund Solutions, LLC (December 2015 to May 2017); Director, Huntington Asset Services, Inc. (n/k/a Ultimus Asset Services, LLC) (July 2014 to December 2015); Vice President of Legal Administration and Compliance, Huntington Asset Services, Inc. (April 2007 to December 2015); Chief Compliance Officer and Director of Unified Financial Securities, Inc. (n/k/a Unified Financial Securities, LLC) (July 2014 to December 2015); Secretary, The Huntington Funds (April 2010 to February 2012); President and Chief Executive Officer of Dreman Contrarian Funds (March 2010 to March 2011); Vice President (2007 to March 2010) and Acting Chief Executive Officer (March 2008 to March 2010), Dreman Contrarian Funds; Senior Vice President, Unified Series Trust (May 2007 to March 2012).

Stacey Havens Age: 51 VICE PRESIDENT Began Serving: September 2013

Principal Occupation(s): Assistant Vice President, Relationship Management, Ultimus Fund Solutions, LLC (December 2015 to present).

Previous Position(s): Vice President, Huntington Asset Services, Inc. (n/k/a Ultimus Asset Services, LLC) (July 1993 to December 2015).

Tiffany R. Franklin Age: 41 SECRETARY Began Serving: December 2015

Principal Occupation(s): Senior Paralegal, Ultimus Fund Solutions, LLC (December 2015 to present); Secretary, The Huntington Funds (December 2015 to present); Secretary, Huntington Strategy Shares (December 2015 to present).

Previous Position(s): Paralegal, Huntington Asset Services, Inc. (n/k/a Ultimus Asset Services, LLC) (April 2012 to December 2015); Assistant Secretary, Capitol Series Trust (September 2013 to December 2015); Assistant Secretary, The Huntington Funds, (November 2012 to December 2015); Assistant Secretary, Huntington Strategy Shares (November 2012 to December 2015);

3

Name, Address, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Florida Registered Paralegal, Anton Legal Group (February 2007 to June 2011); previously employed as a Paralegal in various capacities for private practice law firms in Indiana.

Please replace the second paragraph referencing information for R. Jeffrey Young under the sub-heading “Qualifications of the Trustees” in the section titled “Trustees and Officers” on page 26 of the Fund’s SAI with the following:

Robert G. Dorsey – Mr. Dorsey is a co-founder of Ultimus Fund Solutions, LLC (“Ultimus”) and Ultimus Fund Distributors, LLC. He has served as President and Managing Director of both since their founding in 1999. He has over 30 years of experience in the mutual fund servicing industry. Mr. Dorsey holds a B.S. from Christian Brothers University and is a Certified Public Accountant (inactive). Mr. Dorsey has been a Trustee and Chairman of the Board since March 2017.

Please replace the second paragraph under the sub-heading “Risk Management” in the section titled “Trustees and Officers” on page 26 of the Fund’s SAI with the following:

The Board has structured itself in a manner that it believes allows it to effectively perform its oversight function. The Board is comprised of two Independent Trustees – Mr. Walter Grimm and Ms. Mary Morrow – and one Interested Trustee – Mr. Robert G. Dorsey. Accordingly, two-thirds of the members of the Board are Independent Trustees and are not affiliated with any investment adviser to the Trust or their respective affiliates or other service providers to the Trust or any Trust series. The Board has established three standing committees, an Audit Committee, a Nominating Committee and a Valuation Committee, which are discussed in greater detail below. Each of the Audit Committee, Nominating Committee and Valuation Committee are comprised entirely of Independent Trustees.

Please replace the Interested Trustee information under the sub-heading “Trustee Ownership of Shares of a Fund and of the Fund Complex” in the section titled “Trustees and Officers” on page 28 of the Fund’s SAI with the following:

Trustee	Dollar Range of the Fund’s Shares	Aggregate Dollar Range of Shares of All Series Within the Trust**
Interested Trustee
Robert G. Dorsey	None	None

Please replace the Interested Trustee compensation information under the sub-heading “Trustee Ownership of Shares of a Fund and of the Fund Complex” in the section titled “Trustees and Officers” on page 28 of the Fund’s SAI with the following:

Trustee	Compensation from the Fund	Total Compensation From Trust
Interested Trustee
Robert G. Dorsey	None	None

4

Please replace the last sentence of the second paragraph under the sub-heading “Distribution Plan – A Shares” in the section titled “Distributor” on page 38 of the Fund’s SAI with the following:

Mr. Dorsey may be deemed to have an interest in the operations of the Plan as a Principal of the Distributor.

Further Information

For further information, please contact the Fund toll-free at (800) 813-1421. You may also obtain additional copies of the Fund’s Prospectus and Statement of Additional Information, free of charge, by writing to the Fund c/o Ultimus Asset Services, LLC at P.O. Box 46707, Cincinnati, Ohio 45246-0707, by calling the Fund toll-free at the number above or by visiting the Fund’s website at www.fsfai.com.

5

May 26, 2017

Fuller & Thaler Behavioral Small-Cap Equity Fund

Investor Shares – FTHNX

Institutional Shares – FTHSX

R6 Shares – FTHFX

A series of the Capitol Series Trust

Supplement to Statement of Additional Information,

dated January 31, 2017

The Statement of Additional Information, dated January 31, 2017, of the Fuller & Thaler Behavioral Small-Cap Equity Fund (the “Fund”) is hereby amended to reflect the updated information that follows.

Please replace the first paragraph under the sub-heading “General Information” in the section titled “Trustees and Officers” on page 46 of the Fund’s SAI with the following:

The Board supervises the business activities of the Trust and is responsible for protecting the interests of shareholders. The Chairman of the Board is Robert G. Dorsey, who is an “interested person” of the Trust (“Interested Trustee”), as that term is defined under the 1940 Act. No Independent Trustees have been designated as a lead Independent Trustee.

Please replace the “Interested Trustee Background,” “Independent Trustee Background” and “Officers” information in the section titled “Trustees and Officers” on pages 47 - 49 of the Fund’s SAI with the following:

Interested Trustee Background. The following table provides information regarding the Interested Trustee.

Name, Address, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Robert G. Dorsey* Age: 60 CHAIRMAN OF THE BOARD AND TRUSTEE Began Serving: March 2017

Principal Occupation(s): President and Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC (1999 to present); Interested Trustee of Ultimus Managers Trust (February 2012 to present).

Previous Position(s): President of Ultimus Managers Trust (June 2012 to October 2013).

*	Mr. Dorsey is considered an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act because of his relationship with the Trust’s administrator, transfer agent, and distributors.

1

Independent Trustee Background. The following table provides information regarding the Independent Trustees.

Name, Address, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Walter B. Grimm Age: 71 TRUSTEE Began Serving: November 2013	Principal Occupations(s): President, Leigh Management Group, LLC (consulting firm) (October 2005 to present); Chief Financial Officer, East West Private, LLC (consulting firm) (March 2009 to present).

Mary M. Morrow Age: 59 TRUSTEE Began Serving: November 2013

Principal Occupations(s): Chief Operating Officer, Pennsylvania Health and Wellness (fully owned subsidiary of Centene Corporation) (November 2016 to present).

Previous Position(s): Vice President, Strategic Initiatives, Gateway Heath (January 2015 to November 2016); Consulting Practice Manager, DST Health Solutions (August 2010 to January 2015); Director, Service and Client Relations, EBDS (August 2008 – May 2009); Independent Consultant, Healthcare Servicing May 2009 – August 2010).

Officers. The following table provides information regarding the Officers.

Name, Address, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Matthew J. Miller Age: 41 CHIEF EXECUTIVE OFFICER AND PRESIDENT Began Serving: September 2013

Principal Occupation(s): Assistant Vice President, Relationship Management, Ultimus Fund Solutions, LLC (December 2015 to present); Vice President, Valued Advisers Trust (December 2011 to present).

Previous Position(s): Vice President, Relationship Management, Huntington Asset Services, Inc. (n/k/a Ultimus Asset Services, LLC) (2008 to December 2015); Vice President, The Huntington Funds (February 2010 to April 2015); Vice President, Transfer Agency Operations, Huntington Asset Services, Inc. (2002 to 2008); Employed in various positions with Huntington Asset Services, Inc. (July 1998 to 2002).

Zachary P. Richmond Age: 36 TREASURER AND CHIEF FINANCIAL OFFICER Began Serving: August 2014

Principal Occupation(s): Assistant Vice President, Associate Director of Financial Administration, Ultimus Fund Solutions, LLC (December 2015 to present); Treasurer and Chief Financial Officer, Unified Series Trust (August 2014 to present); Treasurer and Chief Financial Officer, Commonwealth International Series Trust (September 2015 to present).

Previous Position(s): Assistant Vice President, Fund Administration, Huntington Asset Services, Inc. (n/k/a Ultimus

2

Name, Address, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Asset Services, LLC) (January 2011 to December 2015); Assistant Treasurer, Unified Series Trust (2011 to August 2014); Supervisor, Citi Fund Services Ohio, Inc. (2007 to 2011).

John C. Swhear Age: 55 CHIEF COMPLIANCE OFFICER Began Serving: September 2013

Principal Occupation(s): Assistant Vice President, Associate Director of Fund Administration, Ultimus Fund Solutions, LLC (May 2017 to present); Chief Compliance Officer of Unified Financial Securities, LLC (the Distributor) (December 2015 to present); President of the Unified Series Trust (March 2012 to present); and Chief Compliance Officer, Anti-Money Laundering Officer and Vice President of Valued Advisers Trust (August 2008 to present to present).

Previous Position(s): Associate Director of Compliance, Ultimus Fund Solutions, LLC (December 2015 to May 2017); Director, Huntington Asset Services, Inc. (n/k/a Ultimus Asset Services, LLC) (July 2014 to December 2015); Vice President of Legal Administration and Compliance, Huntington Asset Services, Inc. (April 2007 to December 2015); Chief Compliance Officer and Director of Unified Financial Securities, Inc. (n/k/a Unified Financial Securities, LLC) (July 2014 to December 2015); Secretary, The Huntington Funds (April 2010 to February 2012); President and Chief Executive Officer of Dreman Contrarian Funds (March 2010 to March 2011); Vice President (2007 to March 2010) and Acting Chief Executive Officer (March 2008 to March 2010), Dreman Contrarian Funds; Senior Vice President, Unified Series Trust (May 2007 to March 2012).

Stacey Havens Age: 51 VICE PRESIDENT Began Serving: September 2013

Principal Occupation(s): Assistant Vice President, Relationship Management, Ultimus Fund Solutions, LLC (December 2015 to present).

Previous Position(s): Vice President, Huntington Asset Services, Inc. (n/k/a Ultimus Asset Services, LLC) (July 1993 to December 2015).

Tiffany R. Franklin Age: 41 SECRETARY Began Serving: December 2015

Principal Occupation(s): Senior Paralegal, Ultimus Fund Solutions, LLC (December 2015 to present); Secretary, The Huntington Funds (December 2015 to present); Secretary, Huntington Strategy Shares (December 2015 to present).

Previous Position(s): Paralegal, Huntington Asset Services, Inc. (n/k/a Ultimus Asset Services, LLC) (April 2012 to December 2015); Assistant Secretary, Capitol Series Trust (September 2013 to December 2015); Assistant Secretary, The Huntington Funds, (November 2012 to December 2015); Assistant Secretary, Huntington Strategy Shares (November 2012 to December 2015);

3

Name, Address, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Florida Registered Paralegal, Anton Legal Group (February 2007 to June 2011); previously employed as a Paralegal in various capacities for private practice law firms in Indiana.

Please replace the second paragraph referencing information for R. Jeffrey Young under the sub-heading “Qualifications of the Trustees” in the section titled “Trustees and Officers” on page 49 of the Fund’s SAI with the following:

Robert G. Dorsey – Mr. Dorsey is a co-founder of Ultimus Fund Solutions, LLC (“Ultimus”) and Ultimus Fund Distributors, LLC. He has served as President and Managing Director of both since their founding in 1999. He has over 30 years of experience in the mutual fund servicing industry. Mr. Dorsey holds a B.S. from Christian Brothers University and is a Certified Public Accountant (inactive). Mr. Dorsey has been a Trustee and Chairman of the Board since March 2017.

Please replace the second paragraph under the sub-heading “Risk Management” in the section titled “Trustees and Officers” on page 49 of the Fund’s SAI with the following:

The Board has structured itself in a manner that it believes allows it to effectively perform its oversight function. The Board is comprised of two Independent Trustees – Mr. Walter Grimm and Ms. Mary Morrow – and one Interested Trustee – Mr. Robert G. Dorsey. Accordingly, two-thirds of the members of the Board are Independent Trustees and are not affiliated with any investment adviser to the Trust or their respective affiliates or other service providers to the Trust or any Trust series. The Board has established three standing committees, an Audit Committee, a Nominating Committee and a Valuation Committee, which are discussed in greater detail below. Each of the Audit Committee, Nominating Committee and Valuation Committee are comprised entirely of Independent Trustees.

Please replace the Interested Trustee information under the sub-heading “Trustee Ownership of Shares of a Fund and of the Fund Complex” in the section titled “Trustees and Officers” on page 51 of the Fund’s SAI with the following:

Trustee	Dollar Range of the Fund’s Shares	Aggregate Dollar Range of Shares of All Series Within the Trust**
Interested Trustee
Robert G. Dorsey	None	None

Please replace the Interested Trustee compensation information under the sub-heading “Trustee Ownership of Shares of a Fund and of the Fund Complex” in the section titled “Trustees and Officers” on page 51 of the Fund’s SAI with the following:

Trustee	Compensation from the Fund	Total Compensation From Trust
Interested Trustee
Robert G. Dorsey	None	None

4

Please replace the last sentence of the second paragraph under the sub-heading “Distribution Plan – Investor Shares” in the section titled “Distributor” on page 67 of the Fund’s SAI with the following:

Mr. Dorsey may be deemed to have an interest in the operations of the Plan as a Principal of the Distributor.

Further Information

For further information, please contact the Fund toll-free at 1-888-912-4562. You may also obtain additional copies of the Fund’s Prospectus and Statement of Additional Information, free of charge, by writing to the Fund c/o Ultimus Asset Services, LLC at P.O. Box 46707, Cincinnati, Ohio 45246-0707, by calling the Fund toll-free at the number above or by visiting the Fund’s website at www.fullerthalerfunds.com.

5

May 26, 2017

Hedeker Strategic Appreciation Fund

Institutional Shares – SAFFX

A series of the Capitol Series Trust

Supplement to the Statement of Additional Information dated December 21, 2016

The Statement of Additional Information (“SAI”), dated December 21, 2016, of the Hedeker Strategic Appreciation Fund (the “Fund”) is hereby amended to reflect the updated information that follows.

Please replace the first paragraph under the sub-heading “General Information” in the section titled “Trustees and Officers” on page 38 of the Fund’s SAI with the following:

The Board supervises the business activities of the Trust and is responsible for protecting the interests of shareholders. The Chairman of the Board is Robert G. Dorsey, who is an “interested person” of the Trust (“Interested Trustee”), as that term is defined under the 1940 Act. No Independent Trustees have been designated as a lead Independent Trustee.

Please replace the “Interested Trustee Background,” “Independent Trustee Background” and “Officers” information in the section titled “Trustees and Officers” on pages 39 - 41 of the Fund’s SAI with the following:

Interested Trustee Background. The following table provides information regarding the Interested Trustee.

Name, Address, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Robert G. Dorsey* Age: 60 CHAIRMAN OF THE BOARD AND TRUSTEE Began Serving: March 2017

Principal Occupation(s): President and Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC (1999 to present); Interested Trustee of Ultimus Managers Trust (February 2012 to present).

Previous Position(s): President of Ultimus Managers Trust (June 2012 to October 2013).

*	Mr. Dorsey is considered an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act because of his relationship with the Trust’s administrator, transfer agent, and distributors.

1

Independent Trustee Background. The following table provides information regarding the Independent Trustees.

Name, Address, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Walter B. Grimm Age: 71 TRUSTEE Began Serving: November 2013	Principal Occupations(s): President, Leigh Management Group, LLC (consulting firm) (October 2005 to present); Chief Financial Officer, East West Private, LLC (consulting firm) (March 2009 to present).

Mary M. Morrow Age: 59 TRUSTEE Began Serving: November 2013

Principal Occupations(s): Chief Operating Officer, Pennsylvania Health and Wellness (fully owned subsidiary of Centene Corporation) (November 2016 to present).

Previous Position(s): Vice President, Strategic Initiatives, Gateway Heath (January 2015 to November 2016); Consulting Practice Manager, DST Health Solutions (August 2010 to January 2015); Director, Service and Client Relations, EBDS (August 2008 – May 2009); Independent Consultant, Healthcare Servicing May 2009 – August 2010).

Officers. The following table provides information regarding the Officers.

Name, Address, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Matthew J. Miller Age: 41 CHIEF EXECUTIVE OFFICER AND PRESIDENT Began Serving: September 2013

Principal Occupation(s): Assistant Vice President, Relationship Management, Ultimus Fund Solutions, LLC (December 2015 to present); Vice President, Valued Advisers Trust (December 2011 to present).

Previous Position(s): Vice President, Relationship Management, Huntington Asset Services, Inc. (n/k/a Ultimus Asset Services, LLC) (2008 to December 2015); Vice President, The Huntington Funds (February 2010 to April 2015); Vice President, Transfer Agency Operations, Huntington Asset Services, Inc. (2002 to 2008); Employed in various positions with Huntington Asset Services, Inc. (July 1998 to 2002).

Zachary P. Richmond Age: 36 TREASURER AND CHIEF FINANCIAL OFFICER Began Serving: August 2014

Principal Occupation(s): Assistant Vice President, Associate Director of Financial Administration, Ultimus Fund Solutions, LLC (December 2015 to present); Treasurer and Chief Financial Officer, Unified Series Trust (August 2014 to present); Treasurer and Chief Financial Officer, Commonwealth International Series Trust (September 2015 to present).

Previous Position(s): Assistant Vice President, Fund Administration, Huntington Asset Services, Inc. (n/k/a Ultimus

2

Name, Address, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Asset Services, LLC) (January 2011 to December 2015); Assistant Treasurer, Unified Series Trust (2011 to August 2014); Supervisor, Citi Fund Services Ohio, Inc. (2007 to 2011).

John C. Swhear Age: 55 CHIEF COMPLIANCE OFFICER Began Serving: September 2013

Principal Occupation(s): Assistant Vice President, Associate Director of Fund Administration, Ultimus Fund Solutions, LLC (May 2017 to present); Chief Compliance Officer of Unified Financial Securities, LLC (the Distributor) (December 2015 to present); President of the Unified Series Trust (March 2012 to present); and Chief Compliance Officer, Anti-Money Laundering Officer and Vice President of Valued Advisers Trust (August 2008 to present to present).

Previous Position(s): Associate Director of Compliance, Ultimus Fund Solutions, LLC (December 2015 to May 2017); Director, Huntington Asset Services, Inc. (n/k/a Ultimus Asset Services, LLC) (July 2014 to December 2015); Vice President of Legal Administration and Compliance, Huntington Asset Services, Inc. (April 2007 to December 2015); Chief Compliance Officer and Director of Unified Financial Securities, Inc. (n/k/a Unified Financial Securities, LLC) (July 2014 to December 2015); Secretary, The Huntington Funds (April 2010 to February 2012); President and Chief Executive Officer of Dreman Contrarian Funds (March 2010 to March 2011); Vice President (2007 to March 2010) and Acting Chief Executive Officer (March 2008 to March 2010), Dreman Contrarian Funds; Senior Vice President, Unified Series Trust (May 2007 to March 2012).

Stacey Havens Age: 51 VICE PRESIDENT Began Serving: September 2013

Principal Occupation(s): Assistant Vice President, Relationship Management, Ultimus Fund Solutions, LLC (December 2015 to present).

Previous Position(s): Vice President, Huntington Asset Services, Inc. (n/k/a Ultimus Asset Services, LLC) (July 1993 to December 2015).

Tiffany R. Franklin Age: 41 SECRETARY Began Serving: December 2015

Principal Occupation(s): Senior Paralegal, Ultimus Fund Solutions, LLC (December 2015 to present); Secretary, The Huntington Funds (December 2015 to present); Secretary, Huntington Strategy Shares (December 2015 to present).

Previous Position(s): Paralegal, Huntington Asset Services, Inc. (n/k/a Ultimus Asset Services, LLC) (April 2012 to December 2015); Assistant Secretary, Capitol Series Trust (September 2013 to December 2015); Assistant Secretary, The Huntington Funds, (November 2012 to December 2015); Assistant Secretary, Huntington Strategy Shares (November 2012 to December 2015);

3

Name, Address, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Florida Registered Paralegal, Anton Legal Group (February 2007 to June 2011); previously employed as a Paralegal in various capacities for private practice law firms in Indiana.

Please replace the second paragraph referencing information for R. Jeffrey Young under the sub-heading “Qualifications of the Trustees” in the section titled “Trustees and Officers” on page 41 of the Fund’s SAI with the following:

Robert G. Dorsey – Mr. Dorsey is a co-founder of Ultimus Fund Solutions, LLC (“Ultimus”) and Ultimus Fund Distributors, LLC. He has served as President and Managing Director of both since their founding in 1999. He has over 30 years of experience in the mutual fund servicing industry. Mr. Dorsey holds a B.S. from Christian Brothers University and is a Certified Public Accountant (inactive). Mr. Dorsey has been a Trustee and Chairman of the Board since March 2017.

Please replace the second paragraph under the sub-heading “Risk Management” in the section titled “Trustees and Officers” on page 42 of the Fund’s SAI with the following:

The Board has structured itself in a manner that it believes allows it to effectively perform its oversight function. The Board is comprised of two Independent Trustees – Mr. Walter Grimm and Ms. Mary Morrow – and one Interested Trustee – Mr. Robert G. Dorsey. Accordingly, two-thirds of the members of the Board are Independent Trustees and are not affiliated with any investment adviser to the Trust or their respective affiliates or other service providers to the Trust or any Trust series. The Board has established three standing committees, an Audit Committee, a Nominating Committee and a Valuation Committee, which are discussed in greater detail below. Each of the Audit Committee, Nominating Committee and Valuation Committee are comprised entirely of Independent Trustees.

Please replace the Interested Trustee information under the sub-heading “Trustee Ownership of Shares of a Fund and of the Fund Complex” in the section titled “Trustees and Officers” on page 44 of the Fund’s SAI with the following:

Trustee	Dollar Range of the Fund’s Shares	Aggregate Dollar Range of Shares of All Series Within the Trust**
Interested Trustee
Robert G. Dorsey	None	None

Please replace the Interested Trustee compensation information under the sub-heading “Trustee Ownership of Shares of a Fund and of the Fund Complex” in the section titled “Trustees and Officers” on page 44 of the Fund’s SAI with the following:

Trustee	Compensation from the Fund	Total Compensation From Trust
Interested Trustee
Robert G. Dorsey	None	None

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Further Information

For further information, please contact the Fund toll-free at (800) 657-4450. You may also obtain additional copies of the Fund’s Prospectus and Statement of Additional Information, free of charge, by writing to the Fund c/o Ultimus Asset Services, LLC at P.O. Box 46707, Cincinnati, Ohio 45246-0707, by calling the Fund toll-free at the number above or by visiting the Fund’s website at www.hedekerwealth.com.

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May 26, 2017

Meritage Growth Equity Fund

Institutional Shares – MPGIX

Investor Shares – MPGEX

Meritage Value Equity Fund

Institutional Shares – MVEBX

Meritage Yield-Focus Equity Fund

Institutional Shares – MPYIX

Investor Shares – MPYEX

Each a series of the Capitol Series Trust

Supplement to Statement of Additional Information

Dated December 29, 2016

The Statement of Additional Information (“SAI”), dated December 29, 2016, of the Meritage Growth Equity Fund, Meritage Value Equity Fund and Meritage Yield-Focus Equity Fund (collectively, the “Funds”) is hereby amended to reflect the updated information that follows.

Please replace the first paragraph under the sub-heading “General Information” in the section titled “Trustees and Officers” on page 14 of the Funds’ SAI with the following:

The Board supervises the business activities of the Trust and is responsible for protecting the interests of shareholders. The Chairman of the Board is Robert G. Dorsey, who is an “interested person” of the Trust (“Interested Trustee”), as that term is defined under the 1940 Act. No Independent Trustees have been designated as a lead Independent Trustee.

Please replace the “Interested Trustee Background,” “Independent Trustee Background” and “Officers” information in the section titled “Trustees and Officers” on pages 15 - 17 of the Funds’ SAI with the following:

Interested Trustee Background. The following table provides information regarding the Interested Trustee.

Name, Address, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Robert G. Dorsey* Age: 60 CHAIRMAN OF THE BOARD AND TRUSTEE Began Serving: March 2017

Principal Occupation(s): President and Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC (1999 to present); Interested Trustee of Ultimus Managers Trust (February 2012 to present).

Previous Position(s): President of Ultimus Managers Trust (June 2012 to October 2013).

*	Mr. Dorsey is considered an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act because of his relationship with the Trust’s administrator, transfer agent, and distributors.

Independent Trustee Background. The following table provides information regarding the Independent Trustees.

Name, Address, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Walter B. Grimm Age: 71 TRUSTEE Began Serving: November 2013	Principal Occupations(s): President, Leigh Management Group, LLC (consulting firm) (October 2005 to present); Chief Financial Officer, East West Private, LLC (consulting firm) (March 2009 to present).

Mary M. Morrow Age: 59 TRUSTEE Began Serving: November 2013

Principal Occupations(s): Chief Operating Officer, Pennsylvania Health and Wellness (fully owned subsidiary of Centene Corporation) (November 2016 to present).

Previous Position(s): Vice President, Strategic Initiatives, Gateway Heath (January 2015 to November 2016); Consulting Practice Manager, DST Health Solutions (August 2010 to January 2015); Director, Service and Client Relations, EBDS (August 2008 – May 2009); Independent Consultant, Healthcare Servicing May 2009 – August 2010).

Officers. The following table provides information regarding the Officers.

Name, Address, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Matthew J. Miller Age: 41 CHIEF EXECUTIVE OFFICER AND PRESIDENT Began Serving: September 2013

Principal Occupation(s): Assistant Vice President, Relationship Management, Ultimus Fund Solutions, LLC (December 2015 to present); Vice President, Valued Advisers Trust (December 2011 to present).

Previous Position(s): Vice President, Relationship Management, Huntington Asset Services, Inc. (n/k/a Ultimus Asset Services, LLC) (2008 to December 2015); Vice President, The Huntington Funds (February 2010 to April 2015); Vice President, Transfer Agency Operations, Huntington Asset Services, Inc. (2002 to 2008); Employed in various positions with Huntington Asset Services, Inc. (July 1998 to 2002).

Zachary P. Richmond Age: 36 TREASURER AND CHIEF FINANCIAL OFFICER Began Serving: August 2014

Principal Occupation(s): Assistant Vice President, Associate Director of Financial Administration, Ultimus Fund Solutions, LLC (December 2015 to present); Treasurer and Chief Financial Officer, Unified Series Trust (August 2014 to present); Treasurer and Chief Financial Officer, Commonwealth International Series Trust (September 2015 to present).

Previous Position(s): Assistant Vice President, Fund Administration, Huntington Asset Services, Inc. (n/k/a Ultimus Asset Services, LLC) (January 2011 to December 2015); Assistant Treasurer, Unified Series Trust (2011 to August 2014); Supervisor, Citi Fund Services Ohio, Inc. (2007 to 2011).

Name, Address, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
John C. Swhear Age: 55 CHIEF COMPLIANCE OFFICER Began Serving: September 2013

Principal Occupation(s): Assistant Vice President, Associate Director of Fund Administration, Ultimus Fund Solutions, LLC (May 2017 to present); Chief Compliance Officer of Unified Financial Securities, LLC (the Distributor) (December 2015 to present); President of the Unified Series Trust (March 2012 to present); and Chief Compliance Officer, Anti-Money Laundering Officer and Vice President of Valued Advisers Trust (August 2008 to present to present).

Previous Position(s): Associate Director of Compliance, Ultimus Fund Solutions, LLC (December 2015 to May 2017); Director, Huntington Asset Services, Inc. (n/k/a Ultimus Asset Services, LLC) (July 2014 to December 2015); Vice President of Legal Administration and Compliance, Huntington Asset Services, Inc. (April 2007 to December 2015); Chief Compliance Officer and Director of Unified Financial Securities, Inc. (n/k/a Unified Financial Securities, LLC) (July 2014 to December 2015); Secretary, The Huntington Funds (April 2010 to February 2012); President and Chief Executive Officer of Dreman Contrarian Funds (March 2010 to March 2011); Vice President (2007 to March 2010) and Acting Chief Executive Officer (March 2008 to March 2010), Dreman Contrarian Funds; Senior Vice President, Unified Series Trust (May 2007 to March 2012).

Stacey Havens Age: 51 VICE PRESIDENT Began Serving: September 2013

Principal Occupation(s): Assistant Vice President, Relationship Management, Ultimus Fund Solutions, LLC (December 2015 to present).

Previous Position(s): Vice President, Huntington Asset Services, Inc. (n/k/a Ultimus Asset Services, LLC) (July 1993 to December 2015).

Tiffany R. Franklin Age: 41 SECRETARY Began Serving: December 2015

Principal Occupation(s): Senior Paralegal, Ultimus Fund Solutions, LLC (December 2015 to present); Secretary, The Huntington Funds (December 2015 to present); Secretary, Huntington Strategy Shares (December 2015 to present).

Previous Position(s): Paralegal, Huntington Asset Services, Inc. (n/k/a Ultimus Asset Services, LLC) (April 2012 to December 2015); Assistant Secretary, Capitol Series Trust (September 2013 to December 2015); Assistant Secretary, The Huntington Funds, (November 2012 to December 2015); Assistant Secretary, Huntington Strategy Shares (November 2012 to December 2015); Florida Registered Paralegal, Anton Legal Group (February 2007 to June 2011); previously employed as a Paralegal in various capacities for private practice law firms in Indiana.

Please replace the second paragraph referencing information for R. Jeffrey Young under the sub-heading “Qualifications of the Trustees” in the section titled “Trustees and Officers” on page 17 of the Funds’ SAI with the following:

Robert G. Dorsey – Mr. Dorsey is a co-founder of Ultimus Fund Solutions, LLC (“Ultimus”) and Ultimus Fund Distributors, LLC. He has served as President and Managing Director of both since their founding in 1999. He has over 30 years of experience in the mutual fund servicing industry. Mr. Dorsey holds a B.S. from Christian Brothers University and is a Certified Public Accountant (inactive). Mr. Dorsey has been a Trustee and Chairman of the Board since March 2017.

Please replace the second paragraph under the sub-heading “Risk Management” in the section titled “Trustees and Officers” on page 18 of the Funds’ SAI with the following:

The Board has structured itself in a manner that it believes allows it to effectively perform its oversight function. The Board is comprised of two Independent Trustees – Mr. Walter Grimm and Ms. Mary Morrow – and one Interested Trustee – Mr. Robert G. Dorsey. Accordingly, two-thirds of the members of the Board are Independent Trustees and are not affiliated with any investment adviser to the Trust or their respective affiliates or other service providers to the Trust or any Trust series. The Board has established three standing committees, an Audit Committee, a Nominating Committee and a Valuation Committee, which are discussed in greater detail below. Each of the Audit Committee, Nominating Committee and Valuation Committee are comprised entirely of Independent Trustees.

Please replace the Interested Trustee information under the sub-heading “Trustee Ownership of Shares of a Fund and of the Fund Complex” in the section titled “Trustees and Officers” on page 19 of the Funds’ SAI with the following:

Trustee	Dollar Range of a Funds’ Shares	Aggregate Dollar Range of Shares of All Series Within the Trust**
Interested Trustee
Robert G. Dorsey
Growth Equity Fund	None	None
Value Equity Fund	None	None
Yield-Focus Equity Fund	None	None

Please replace the Interested Trustee compensation information under the sub-heading “Trustee Ownership of Shares of a Fund and of the Fund Complex” in the section titled “Trustees and Officers” on page 20 of the Funds’ SAI with the following:

Trustee	Compensation from Growth Equity Fund	Compensation from Value Equity Fund	Compensation from Yield- Focus Equity Fund	Total Compensation From Trust
Interested Trustee
Robert G. Dorsey	None	None	None	None

Please replace the last sentence of the second paragraph under the sub-heading “Distribution Plan – Investor Shares” in the section titled “Distributor” on page 30 of the Fund’s SAI with the following:

Mr. Dorsey may be deemed to have an interest in the operations of the Plan as a Principal of the Distributor.

Further Information

For further information, please contact the Funds toll-free at (855) 261-0104. You may also obtain additional copies of the Funds’ Prospectus and Statement of Additional Information, free of charge, by writing to the Fund c/o Ultimus Asset Services, LLC at P.O. Box 46707, Cincinnati, Ohio 45246-0707, by calling the Funds toll-free at the number above or by visiting the Fund’s website at www.meritageportfoliofunds.com.

May 26, 2017

Preserver Alternative Opportunities Fund

Institutional Shares – PAOIX

Retail Shares – PAORX

A series of the Capitol Series Trust

Supplement to the Statement of Additional Information dated December 29, 2016

The Statement of Additional Information (“SAI”), dated December 29, 2016, of the Preserver Alternative Opportunities Fund (the “Fund”) is hereby amended to reflect the updated information that follows.

Please replace the first paragraph under the sub-heading “General Information” in the section titled “Trustees and Officers” on page 35 of the Fund’s SAI with the following:

The Board supervises the business activities of the Trust and is responsible for protecting the interests of shareholders. The Chairman of the Board is Robert G. Dorsey, who is an “interested person” of the Trust (“Interested Trustee”), as that term is defined under the 1940 Act. No Independent Trustees have been designated as a lead Independent Trustee.

Please replace the “Interested Trustee Background,” “Independent Trustee Background” and “Officers” information in the section titled “Trustees and Officers” on pages 35 - 38 of the Fund’s SAI with the following:

Interested Trustee Background. The following table provides information regarding the Interested Trustee.

Name, Address, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Robert G. Dorsey* Age: 60 CHAIRMAN OF THE BOARD AND TRUSTEE Began Serving: March 2017

Principal Occupation(s): President and Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC (1999 to present); Interested Trustee of Ultimus Managers Trust (February 2012 to present).

Previous Position(s): President of Ultimus Managers Trust (June 2012 to October 2013).

*	Mr. Dorsey is considered an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act because of his relationship with the Trust’s administrator, transfer agent, and distributors.

1

Independent Trustee Background. The following table provides information regarding the Independent Trustees.

Name, Address, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Walter B. Grimm Age: 71 TRUSTEE Began Serving: November 2013	Principal Occupations(s): President, Leigh Management Group, LLC (consulting firm) (October 2005 to present); Chief Financial Officer, East West Private, LLC (consulting firm) (March 2009 to present).

Mary M. Morrow Age: 59 TRUSTEE Began Serving: November 2013

Principal Occupations(s): Chief Operating Officer, Pennsylvania Health and Wellness (fully owned subsidiary of Centene Corporation) (November 2016 to present).

Previous Position(s): Vice President, Strategic Initiatives, Gateway Heath (January 2015 to November 2016); Consulting Practice Manager, DST Health Solutions (August 2010 to January 2015); Director, Service and Client Relations, EBDS (August 2008 – May 2009); Independent Consultant, Healthcare Servicing May 2009 – August 2010).

Officers. The following table provides information regarding the Officers.

Name, Address, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Matthew J. Miller Age: 41 CHIEF EXECUTIVE OFFICER AND PRESIDENT Began Serving: September 2013

Principal Occupation(s): Assistant Vice President, Relationship Management, Ultimus Fund Solutions, LLC (December 2015 to present); Vice President, Valued Advisers Trust (December 2011 to present).

Previous Position(s): Vice President, Relationship Management, Huntington Asset Services, Inc. (n/k/a Ultimus Asset Services, LLC) (2008 to December 2015); Vice President, The Huntington Funds (February 2010 to April 2015); Vice President, Transfer Agency Operations, Huntington Asset Services, Inc. (2002 to 2008); Employed in various positions with Huntington Asset Services, Inc. (July 1998 to 2002).

Zachary P. Richmond Age: 36 TREASURER AND CHIEF FINANCIAL OFFICER Began Serving: August 2014

Principal Occupation(s): Assistant Vice President, Associate Director of Financial Administration, Ultimus Fund Solutions, LLC (December 2015 to present); Treasurer and Chief Financial Officer, Unified Series Trust (August 2014 to present); Treasurer and Chief Financial Officer, Commonwealth International Series Trust (September 2015 to present).

Previous Position(s): Assistant Vice President, Fund Administration, Huntington Asset Services, Inc. (n/k/a Ultimus

2

Name, Address, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Asset Services, LLC) (January 2011 to December 2015); Assistant Treasurer, Unified Series Trust (2011 to August 2014); Supervisor, Citi Fund Services Ohio, Inc. (2007 to 2011).

John C. Swhear Age: 55 CHIEF COMPLIANCE OFFICER Began Serving: September 2013

Principal Occupation(s): Assistant Vice President, Associate Director of Fund Administration, Ultimus Fund Solutions, LLC (May 2017 to present); Chief Compliance Officer of Unified Financial Securities, LLC (the Distributor) (December 2015 to present); President of the Unified Series Trust (March 2012 to present); and Chief Compliance Officer, Anti-Money Laundering Officer and Vice President of Valued Advisers Trust (August 2008 to present to present).

Previous Position(s): Associate Director of Compliance, Ultimus Fund Solutions, LLC (December 2015 to May 2017); Director, Huntington Asset Services, Inc. (n/k/a Ultimus Asset Services, LLC) (July 2014 to December 2015); Vice President of Legal Administration and Compliance, Huntington Asset Services, Inc. (April 2007 to December 2015); Chief Compliance Officer and Director of Unified Financial Securities, Inc. (n/k/a Unified Financial Securities, LLC) (July 2014 to December 2015); Secretary, The Huntington Funds (April 2010 to February 2012); President and Chief Executive Officer of Dreman Contrarian Funds (March 2010 to March 2011); Vice President (2007 to March 2010) and Acting Chief Executive Officer (March 2008 to March 2010), Dreman Contrarian Funds; Senior Vice President, Unified Series Trust (May 2007 to March 2012).

Stacey Havens Age: 51 VICE PRESIDENT Began Serving: September 2013

Principal Occupation(s): Assistant Vice President, Relationship Management, Ultimus Fund Solutions, LLC (December 2015 to present).

Previous Position(s): Vice President, Huntington Asset Services, Inc. (n/k/a Ultimus Asset Services, LLC) (July 1993 to December 2015).

Tiffany R. Franklin Age: 41 SECRETARY Began Serving: December 2015

Principal Occupation(s): Senior Paralegal, Ultimus Fund Solutions, LLC (December 2015 to present); Secretary, The Huntington Funds (December 2015 to present); Secretary, Huntington Strategy Shares (December 2015 to present).

Previous Position(s): Paralegal, Huntington Asset Services, Inc. (n/k/a Ultimus Asset Services, LLC) (April 2012 to December 2015); Assistant Secretary, Capitol Series Trust (September 2013 to December 2015); Assistant Secretary, The Huntington Funds, (November 2012 to December 2015); Assistant Secretary, Huntington Strategy Shares (November 2012 to December 2015);

3

Name, Address, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Florida Registered Paralegal, Anton Legal Group (February 2007 to June 2011); previously employed as a Paralegal in various capacities for private practice law firms in Indiana.

Please replace the second paragraph referencing information for R. Jeffrey Young under the sub-heading “Qualifications of the Trustees” in the section titled “Trustees and Officers” on page 38 of the Fund’s SAI with the following:

Robert G. Dorsey – Mr. Dorsey is a co-founder of Ultimus Fund Solutions, LLC (“Ultimus”) and Ultimus Fund Distributors, LLC. He has served as President and Managing Director of both since their founding in 1999. He has over 30 years of experience in the mutual fund servicing industry. Mr. Dorsey holds a B.S. from Christian Brothers University and is a Certified Public Accountant (inactive). Mr. Dorsey has been a Trustee and Chairman of the Board since March 2017.

Please replace the second paragraph under the sub-heading “Risk Management” in the section titled “Trustees and Officers” on page 38 of the Fund’s SAI with the following:

The Board has structured itself in a manner that it believes allows it to effectively perform its oversight function. The Board is comprised of two Independent Trustees – Mr. Walter Grimm and Ms. Mary Morrow – and one Interested Trustee – Mr. Robert G. Dorsey. Accordingly, two-thirds of the members of the Board are Independent Trustees and are not affiliated with any investment adviser to the Trust or their respective affiliates or other service providers to the Trust or any Trust series. The Board has established three standing committees, an Audit Committee, a Nominating Committee and a Valuation Committee, which are discussed in greater detail below. Each of the Audit Committee, Nominating Committee and Valuation Committee are comprised entirely of Independent Trustees.

Please replace the Interested Trustee information under the sub-heading “Trustee Ownership of Shares of a Fund and of the Fund Complex” in the section titled “Trustees and Officers” on page 40 of the Fund’s SAI with the following:

Trustee	Dollar Range of the Fund’s Shares	Aggregate Dollar Range of Shares of All Series Within the Trust**
Interested Trustee
Robert G. Dorsey	None	None

Please replace the Interested Trustee compensation information under the sub-heading “Trustee Ownership of Shares of a Fund and of the Fund Complex” in the section titled “Trustees and Officers” on page 41 of the Fund’s SAI with the following:

Trustee	Compensation from the Fund	Total Compensation From Trust
Interested Trustee
Robert G. Dorsey	None	None

4

Please replace the last sentence of the second paragraph under the sub-heading “Distribution Plan – Retail Shares” in the section titled “Distributor” on page 53 of the Fund’s SAI with the following:

Mr. Dorsey may be deemed to have an interest in the operations of the Plan as a Principal of the Distributor.

Further Information

For further information, please contact the Fund toll-free at (844) 838-2119. You may also obtain additional copies of the Fund’s Prospectus and Statement of Additional Information, free of charge, by writing to the Fund c/o Ultimus Asset Services, LLC at P.O. Box 46707, Cincinnati, Ohio 45246-0707, by calling the Fund toll-free at the number above or by visiting the Fund’s website at www.preserverfunds.com.

5